REVENUE RECOGNITION (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company's revenue disaggregated by major product category (amounts in thousands):

	Twelve Months Ended September 30,
	2024	2023	2022
Major product category
Deposits software and hardware	$74,108	$78,212	$64,548
Deposits services and other	29,450	25,922	22,013
Deposits revenue	103,558	104,134	86,561
Identity verification software and hardware	7,764	10,162	8,380
Identity verification services and other	60,761	58,256	49,863
Identity verification revenue	68,525	68,418	58,243
Total revenue	$172,083	$172,552	$144,804

Schedule of Contract Balances
The following table provides information about accounts receivable, contract assets and contract liabilities from contracts with customers as of (amounts in thousands):

	September 30, 2024	September 30, 2023	September 30, 2022
Accounts receivable, net	$31,682	$32,132	$35,922
Contract assets, current	15,818	18,355	7,037
Contract assets, non-current	3,620	5,579	4,218
Contract liabilities (deferred revenue), current	21,231	17,360	21,350
Contract liabilities (deferred revenue), non-current	753	957	1,775

Schedule of Remaining Performance Obligation	Remaining performance obligation consisted of the following as of September 30, 2024 (amounts in thousands):

2024
Current	$54,223
Non-current	26,831
Total	$81,054